UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 - June 30, 2014

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Transparent Value Directional Allocation VI Portfolio

Semi-Annual Report

June 30, 2014

transparent value

TABLE OF CONTENTS

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

3	DISCLOSURE OF FUND EXPENSES

4	SCHEDULE OF INVESTMENTS

6	STATEMENT OF ASSETS AND LIABILITIES

7	STATEMENT OF OPERATIONS

8	STATEMENT OF CHANGES IN NET ASSETS

10	FINANCIAL HIGHLIGHTS

12	NOTES TO FINANCIAL STATEMENTS

17	ADDITIONAL INFORMATION

Shareholder Letter
June 30, 2014 (Unaudited)

Dear Shareholder

We are pleased to provide you with information about Transparent Value Directional Allocation VI Portfolio (“Transparent Value”) for the six-month period ended June 30, 2014.

Economic growth hit a winter soft patch in the first quarter of 2014, but strong underlying fundamentals helped the economy strengthen in the second quarter. The Dow Jones U.S. Large-Cap Total Stock Market IndexSM returned 7.21% for the six month period ended June 30, 2014.

The economy is adding an average of 214,000 jobs per month in 2014, while the housing market is being helped by an improving labor market, subdued mortgage rates and tight inventory. State and local government spending is positive for growth for the first time in five years. After the period end, minutes released from the Fed’s June meeting indicated a clear end-date for its quantitative easing program—October 2014—following reductions that began in January of the Fed’s monthly purchases of U.S. Treasury securities and mortgage-backed securities.

Overseas political concerns, European monetary policy and devaluation of the Chinese currency combined in the period to help push global investors into U.S. Treasuries, driving rates lower. As growth accelerates in the U.S., rates are expected to climb, but the upward pressure on rates from economic growth could be offset by increasing overseas demand and falling debt issuance by the U.S. government, putting a cap on how far rates can rise before the Fed begins tightening.

Recent economic data suggest that growth is improving slowly in the euro zone core and even more so in the peripheral countries. The European Central Bank has enacted further monetary easing, which is expected to push both yields and the euro lower, supporting the recovery. Asia is seeking an export-led rebound, although more monetary accommodation may be needed to sustain Japan’s economic expansion. Recent reforms in China are having a positive effect, but policymakers continue to depreciate the currency to help maintain export competitiveness.

Global central banks continue to flood markets with abundant liquidity. A synchronous global expansion is beginning to take hold, creating a positive environment for risk assets. We are approaching the speculative phase of the bull market in both equity and credit. Equities continue to benefit from an improving economy and continued capital flows into the U.S. Credit spreads continue to remain tight in the near term. Historically, spreads don’t begin to widen until defaults rise, which typically takes place one to two years after the Fed begins a tightening cycle.

We believe successful equity investing relies not on making educated guesses about a company’s future earnings but evaluating whether a company’s management can deliver the Required Business Performance to support the current stock price. Our systemic, disciplined process we believe over time leads to better outcomes for investors, which serves to keep them engaged and focused on what can be known about a company’s potential for success.

We thank you for investing with Transparent Value and look forward to serving your investment needs.

Semi-Annual Report | June 30, 2014 (Unaudited)	1

Manager Commentary
June 30, 2014 (Unaudited)

Transparent Value Directional Allocation VI Portfolio - Class III returned 5.20% over the period ending June 30, 2014. This period represents less than six months as the Portfolio’s inception was May 6, 2014. This return represents underperformance of 0.24% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of June 30, 2014		GROWTH OF $10,000 INVESTMENT IN THE PORTFOLIO
Consumer Discretionary	22.88%
Information Technology	21.47%
Industrials	16.08%
Energy	15.82%
Health Care	7.75%
Financials	5.62%
Consumer Staples	3.62%
Materials	3.51%
Exchange Traded Funds	2.28%
Other Assets in Excess of Liabilities	0.97%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	Since Inception**
Transparent Value Directional Allocation VI Portfolio - Class I	2.24%	5.10%
Transparent Value Directional Allocation VI Portfolio - Class II	2.24%	5.10%
Transparent Value Directional Allocation VI Portfolio - Class III	2.24%	5.20%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio recently commenced operations and has limited operating history. The Portfolio seeks to track a quantitative strategy index. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750 companies.

It is not possible to invest directly in an Index.

** Portfolio Inception Date: May 6, 2014

2	www.transparentvalue.com

Disclosure of Fund Expenses
June 30, 2014 (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expense Paid During Period January 1, 2014 to June 30, 2014(b)

Transparent Value Directional Allocation VI Portfolio(C)
Class I
Actual	1.35%	$1,000.00	$1,051.00	$2.09
Hypothetical (5% return before expenses)	1.35%	$1,000.00	$1,018.10	$6.76
Class II
Actual	1.60%	$1,000.00	$1,051.00	$2.47
Hypothetical (5% return before expenses)	1.60%	$1,000.00	$1,016.86	$8.00
Class III
Actual	1.10%	$1,000.00	$1,052.00	$1.70
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.34	$5.51

(a)	Annualized, based on the Portfolio’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Note the actual expenses paid during the period is based on the Portfolio’s inception of May 6, 2014.

(c)	Note the actual expenses paid during the period is based on the Portfolio’s inception of May 6, 2014.

Semi-Annual Report | June 30, 2014 (Unaudited)	3

Schedule of Investments
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 96.75%
Consumer Discretionary 22.88%
Autoliv, Inc.	322	$34,318
AutoNation, Inc.(a)	805	48,043
AutoZone, Inc.(a)	33	17,696
DIRECTV(a)	248	21,082
DR Horton, Inc.	1,823	44,809
Expedia, Inc.	367	28,905
Foot Locker, Inc.	806	40,880
Lear Corp.	206	18,400
Lennar Corp. - Class A	754	31,653
MGM Resorts International(a)	827	21,833
Michael Kors Holdings, Ltd.(a)	642	56,914
O’Reilly Automotive, Inc.(a)	140	21,084
The Priceline Group, Inc.(a)	17	20,451
Signet Jewelers, Ltd.	320	35,389
Toll Brothers, Inc.(a)	811	29,926
TRW Automotive Holdings Corp.(a)	303	27,125
Under Armour, Inc. - Class A(a)	452	26,889

		525,397

Consumer Staples 3.62%
CVS Caremark Corp.	238	17,938
Keurig Green Mountain, Inc.	359	44,735
Monster Beverage Corp.(a)	287	20,386

		83,059

Energy 15.82%
Cameron International Corp.(a)	474	32,095
Chesapeake Energy Corp.	915	28,438
Devon Energy Corp.	264	20,962
EOG Resources, Inc.	282	32,955
EQT Corp.	182	19,456
FMC Technologies, Inc.(a)	477	29,130
Helmerich & Payne, Inc.	166	19,274
Hess Corp.	257	25,415
Oasis Petroleum, Inc.(a)	496	27,721
Pioneer Natural Resources Co.	115	26,428
Schlumberger, Ltd.	160	18,872
Valero Energy Corp.	531	26,603
Whiting Petroleum Corp.(a)	695	55,773

		363,122

Financials 5.62%
BB&T Corp.	460	18,138
Capital One Financial Corp.	213	17,594
Fidelity National Financial, Inc. - Class A(a)	576	18,870
LPL Financial Holdings, Inc.	414	20,592
McGraw Hill Financial, Inc.	201	16,689
Moody’s Corp.	211	18,496
Regions Financial Corp.	1,748	18,564

		128,943

Health Care 7.75%
Actavis PLC(a)	97	21,636
Alexion Pharmaceuticals, Inc.(a)	178	27,813

	Shares	Value
Health Care (continued)
Edwards Lifesciences Corp.(a)	241	$20,687
Gilead Sciences, Inc.(a)	295	24,458
Hologic, Inc.(a)	686	17,390
Illumina, Inc.(a)	106	18,925
Sirona Dental Systems, Inc.(a)	319	26,305
UnitedHealth Group, Inc.	254	20,765

		177,979

Industrials 16.08%
B/E Aerospace, Inc.(a)	632	58,454
Cintas Corp.	279	17,728
Colfax Corp.(a)	232	17,293
Delta Air Lines, Inc.	432	16,727
Quanta Services, Inc.(a)	473	16,356
Rockwell Collins, Inc.	502	39,226
Snap-on, Inc.	392	46,460
Southwest Airlines Co.	1,335	35,858
Stanley Black & Decker, Inc.	642	56,381
TransDigm Group, Inc.	278	46,498
United Rentals, Inc.(a)	173	18,118

		369,099

Information Technology 21.47%
Akamai Technologies, Inc.(a)	375	22,898
Alliance Data Systems Corp.(a)	91	25,594
Amphenol Corp. - Class A	438	42,197
Apple, Inc.	212	19,701
Cadence Design Systems, Inc.(a)	1,140	19,939
EMC Corp.	606	15,962
Equinix, Inc.(a)	237	49,790
Facebook, Inc. - Class A(a)	361	24,292
Global Payments, Inc.	684	49,829
IAC/InterActiveCorp	503	34,823
Juniper Networks, Inc.(a)	1,480	36,319
Marvell Technology Group, Ltd.	2,335	33,461
Micron Technology, Inc.(a)	621	20,462
QUALCOMM, Inc.	624	49,421
Red Hat, Inc.(a)	545	30,122
Trimble Navigation, Ltd.(a)	495	18,290

		493,100

Materials 3.51%
Martin Marietta Materials, Inc.	298	39,351
Monsanto Co.	137	17,089
Packaging Corp. of America	337	24,092

		80,532

TOTAL COMMON STOCKS
(Cost $2,213,718)		2,221,231

EXCHANGE TRADED FUNDS 2.28%
SPDR® S&P 500® ETF Trust	267	52,257

TOTAL EXCHANGE TRADED FUNDS
(Cost $52,159)		52,257

4

Schedule of Investments
June 30, 2014 (Unaudited)

Value
Total Investments - 99.03%
(Cost $2,265,877)	$2,273,488

Other Assets in Excess of Liabilities - 0.97%	22,302

NET ASSETS - 100.00%	$2,295,790

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2014 (Unaudited)	5

Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

ASSETS:
Investment securities, at cost	$2,265,877

Investment securities, at value	$2,273,488
Cash	69,967
Dividends receivable	199
Receivable due from Adviser	11,546

Total Assets	2,355,200

LIABILITIES:
Payable for capital shares redeemed	76
Payable for securities purchased	39,143
Accrued expenses:
Payable for administration fees	585
Payable for distribution and services fees	280
Payable for trustees’ fees	1,849
Payable for Chief Compliance Officer fees	1,116
Accrued expenses and other payables	16,361

Total Liabilities	59,410

Net Assets	$2,295,790

NET ASSETS CONSIST OF:
Paid-in capital	$2,281,668
Accumulated net investment loss	(741)
Accumulated net realized gain on investments	7,252
Net unrealized appreciation on investments	7,611

Net Assets	$2,295,790

PRICING OF CLASS I SHARES:
Net assets	$5,256
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	500

Net assets value, offering and redemption price per share	$10.51

PRICING OF CLASS II SHARES:
Net assets	$2,038,147
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	194,006

Net assets value, offering and redemption price per share	$10.51

PRICING OF CLASS III SHARES:
Net assets	$252,387
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	24,000

Net assets value, offering and redemption price per share	$10.52

See Notes to Financial Statements.

6

Statements of Operations
For the Period May 6, 2014 (Inception) to June 30, 2014 (Unaudited)

INVESTMENT INCOME:

Dividends	$561

Total Investment Income	561

EXPENSES:

Investment Adviser fees	883
Distribution and service fees:
Class I	2
Class II	278
Administration fees	592
Custody fees	1,343
Audit and Tax fees	5,571
Legal fees	2,863
Transfer agency fees	4,010
Trustee fees	1,849
Registration fees	1,689
Printing fees	1,196
Chief Compliance Officer fees	2,015
Other expenses	1,556

Total Expenses Before Waivers and/or Reimbursements	23,847

Less fees waived and/or reimbursed by Adviser (Note 6):
Class I	(184)
Class II	(13,509)
Class III	(8,852)

Net Expenses	1,302

Net Investment Loss	(741)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain investments	7,252
Net change in unrealized appreciation on investments	7,611

Net Realized and Unrealized Gain on Investments	14,863

Net Increase in Net Assets Resulting from Operations	$14,122

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2014 (Unaudited)	7

Statements of Changes in Net Assets

For the Period May 6, 2014 (Inception) to June 30, 2014 (Unaudited)

FROM OPERATIONS:
Net investment loss	$(741)
Net realized gain on investments	7,252
Net change in unrealized appreciation on investments	7,611

Net Increase in net assets resulting from operations	14,122

FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares:
Proceeds from shares sold	5,000

Net increase in net assets from Class I capital share transactions	5,000

Class II Shares:
Proceeds from shares sold	2,047,909
Payments for shares redeemed	(11,241)

Net increase in net assets from Class II capital share transactions	2,036,668

Class III Shares:
Proceeds from shares sold	240,000

Net increase in net assets from Class III capital share transactions	240,000

Total Increase in Net Assets	2,295,790

NET ASSETS:
Beginning of period (Note 1)	–

End of period	$2,295,790

Accumulated Net Investment Loss	$(741)

See Notes to Financial Statements.

8

Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the periods presented

Year or Period End	Net Asset Value - beginning of period	Net Investment Loss(a)	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Directional Allocation VI Portfolio
Class I
6/30/2014(b)	$ 10.00	(0.00)(c)	0.51	0.51	–	–	–
Class II
6/30/2014(b)	$ 10.00	(0.02)	0.53	0.51	–	–	–
Class III
6/30/2014(b)	$ 10.00	(0.00)(c)	0.52	0.52	–	–	–

(a)	Per share numbers have been calculated using the average share method.
(b)	For the period May 6, 2014 (Inception) to June 30, 2014 (Unaudited).
(c)	Less than $0.01.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.
10

Financial Highlights
For a share outstanding throughout the periods presented

Net Asset Value End of Period	Total return	Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets	Ratio of expenses after waivers/reimbursements to average net assets	Ratio of net investment loss to average net assets	Portfolio turnover rate

$ 10.51	5.10%(d)	$ 5	25.61%(e)	1.35%(e)	(0.28%)(e)	30%(d)

$ 10.51	5.10%(d)	$ 2,038	25.86%(e)	1.60%(e)	(1.31%)(e)	30%(d)

$ 10.52	5.20%(d)	$ 252	25.36%(e)	1.10%(e)	(0.03%)(e)	30%(d)

Semi-Annual Report | June 30, 2014 (Unaudited)	11

Notes to Financial Statements
June 30, 2014 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated June 8, 2009. As of June 30, 2014, the Trust has 11 registered funds (“Series”). The financial statements and financial highlights herein relate to Transparent Value Directional Allocation VI Portfolio (the “Portfolio”). The Portfolio commenced operations on May 6, 2014.

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”).

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I, Class II and Class III shares. Class I, Class II and Class III shares are sold without a sales load. Class I shares bear fees to pay for non-distribution related services provided to shareholders (“Service Fees”). Class II shares bear Service Fees as well as fees for distribution, servicing and marketing of such shares pursuant to a Distribution Plan (“12b-1 Fees”). Class III shares are offered without Service Fees or 12b-1 Fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses as noted and exclusive rights to vote on matters affecting only individual classes.

Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value:  The net asset values (“NAVs”) of the Portfolio’s share classes (Class I, Class II and Class III) are computed based upon the value of the securities and other assets and liabilities held by the Portfolio. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of the Portfolio’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At June 30, 2014, none of the Portfolio’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates:  The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders:  The Portfolio intends to annually distribute to shareholders all of their net income and/or capital gains. Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Portfolio recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Portfolio records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

12

Notes to Financial Statements
June 30, 2014 (Unaudited)

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Portfolio uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Portfolio to measure fair value during the period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Portfolio’s investments carried at fair value:

Transparent Value Directional Allocation VI Portfolio

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,221,231	$–	$–	$2,221,231
Exchange Traded Funds	52,257	–	–	52,257

TOTAL	$2,273,488	$–	$–	$2,273,488

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Portfolio’s policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended June 30, 2014, the Portfolio did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolio has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

As of and during the period ended June 30, 2014, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio will file U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. The Portfolio’s inception date was May 6, 2014, therefore no tax returns have been filed.

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of June 30, 2014, were as follows:

Transparent Value Directional Allocation VI Portfolio

Gross appreciation on investments
(excess of value over tax cost)	$25,511
Gross depreciation on investments
(excess of tax cost over value)	(17,985)

Net unrealized appreciation	$7,526

Cost of investments for income tax purposes	$2,265,962

Semi-Annual Report | June 30, 2014 (Unaudited)	13

Notes to Financial Statements
June 30, 2014 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Directional Allocation VI Portfolio
Purchases	$2,636,713
Sales	378,089

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

The investment adviser to the Portfolio is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Portfolio’s investment strategies and analyzes the Portfolio’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”), with respect to the Portfolio. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Portfolio, and manages the investment portfolios and business affairs of the Portfolio, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of the Portfolio.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.35%, 1.60% and 1.10% of the average daily net assets of the Class I, Class II, and Class III Shares, respectively, of the Portfolio until January 31, 2016. If, at any point, Total Annual Portfolio Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the

Total Annual Portfolio Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser with respect to the Portfolio until reported to the Board. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of June 30, 2014, the balances of recoupable expenses for the Portfolio were as follows:

Expires 2017
Transparent Value Directional Allocation VI Portfolio
Class I	$184
Class II	13,509
Class III	8,852

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010, as amended (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser performs portfolio management and related services for the Portfolio and Adviser. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Portfolio, at an annual rate of 0.95% based on the average daily net assets of the Portfolio.

Certain officers of the Portfolio are also officers and indirect owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Portfolio’s distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class II Shares of the Portfolio pay the Distributor an annual fee of up to a maximum of 0.25%, of the average daily net assets of the Class II shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

The Portfolio has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s

14

Notes to Financial Statements
June 30, 2014 (Unaudited)

Class I and Class II Shares will be paid to other service providers. Under the Service Plan, service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

An employee of ADI serves as the Portfolio’s Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Portfolio’s administrator and as the Portfolio’s transfer agent and dividend paying agent. The Bank of New York Mellon is the Portfolio’s custodian.

7. LINE OF CREDIT

The Trust has a $25,000,000 Line of Credit (the “Line”), which is uncommitted, with The Bank of New York Mellon. The Line covers the Portfolio and other series of the Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Portfolio incurs interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of June 30, 2014, The Portfolio had no outstanding amount on the Line.

8. SHARES OF BENEFICIAL INTEREST

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Transactions of Shares were as follows:

For the Period May 6, 2014
(Commencement of
Operations) to June 30, 2014
(Unaudited)

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation VI Portfolio
Class I:
Beginning of period	–
Shares sold	500
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	–

Net increase in shares outstanding	500

Shares outstanding, end of period	500

Class II:
Beginning of period	–
Shares sold	195,079
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	(1,073)

Net increase in shares outstanding	194,006

Shares outstanding, end of period	194,006

Class III:
Beginning of period	–
Shares sold	24,000
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	–

Net increase in shares outstanding	24,000

Shares outstanding, end of period	24,000

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Portfolio creates a presumption of control of the Portfolio, under section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2014, the following entities owned, of record or beneficially, 25% or greater of a share class of the Portfolio’s outstanding shares:

Portfolio	Class	Name	Percentage
Transparent Value Directional Allocation VI Portfolio	Class I	GPIM Holdings LLC	100%
Transparent Value Directional Allocation VI Portfolio	Class II	Security Benefit Life Insurance Co.	99.74%
Transparent Value Directional Allocation VI Portfolio	Class III	GPIM Holdings LLC	100%

Semi-Annual Report | June 30, 2014 (Unaudited)	15

Notes to Financial Statements
June 30, 2014 (Unaudited)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Portfolio’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Portfolio has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

16

Additional Information
June 30, 2014 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $50,000 per annum by the Trust for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio’s voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Portfolio’s toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC website at http://www.sec.gov. The Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held in person on March 5-6, 2014, the Board unanimously approved the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”) on behalf of the Portfolio. The Board also approved the sub-advisory agreement between the Sub-Adviser (together with the Adviser, the “Advisers”) and the Adviser, pursuant to which the Sub-Adviser performs portfolio management and related services for the Portfolio and Adviser (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”). Each of the Agreements was also unanimously approved by a separate vote of members of the Board who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”).

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials about the Agreements, the Advisers and the services proposed to be provided by the Advisers under the Agreements, including information about the investment advisory fee rates and related matters provided by the Advisers. In connection with its consideration, the Board reviewed detailed analyses prepared by Lipper, Inc., an independent provider of investment company data (“Lipper”), which included information comparing the proposed investment advisory fee rates and expense ratios for the Portfolio with a group of comparable funds as selected by Lipper (the “Lipper Report”). The Board also received and reviewed various other materials that it considered relevant to its consideration of the proposed Agreements. At the meeting, representatives from the Advisers reviewed and commented on the information delivered to the Board and answered questions from Board members to help the Board evaluate each Adviser’s fees and other aspects of the Agreements. The Independent Trustees also consulted with their independent legal counsel, who advised on the legal standards for consideration of the Agreements, and otherwise assisted the Independent Trustees in their deliberations. In addition, the Independent Trustees met in executive session outside the presence of the Advisers to discuss the information submitted to the Board in connection with their consideration of the Agreements.

With respect to each of the Agreements, the Board considered factors bearing on the nature, extent and quality of the services proposed to be provided to the Portfolio, and the expected costs to the Advisers of providing those services, with a view toward making a reasonable business judgment as to whether each of the Agreements, under all of the circumstances, were in the best interests of the Trust and the Portfolio and its shareholders. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The factors considered by the Board and the conclusions reached by the Independent Trustees were as follows:

Nature, quality, and extent of services proposed to be provided by the Adviser and Sub-Adviser

The Board reviewed the services proposed to be provided by the Adviser and Sub-Adviser and the qualifications and backgrounds of the portfolio managers and other personnel responsible for providing services to the Portfolio. The Board also considered information relating to the financial condition of the Adviser and Sub-Adviser to determine that adequate resources were available to provide the level of service expected to be provided to the Portfolio. The Board reviewed and considered information provided by each of the Advisers regarding its management and personnel and its business activities and affiliations. Based on its review, the Board determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Portfolio and to provide services that are of high quality, and that each firm had access to adequate resources to provide the expected level of services to the Portfolio.

Semi-Annual Report | June 30, 2014 (Unaudited)	17

Additional Information
June 30, 2014 (Unaudited)

Performance of the Portfolio and comparative performance information

The Board noted that although consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, no conclusion about this factor could be made since the Portfolio is newly formed. However, the Board evaluated the comparative performance of the index on which the investment program of the Portfolio is based, as well as the presentation that was made by the Advisers regarding the methodology underlying the investment program of the Portfolio. In addition, the Board noted and deemed relevant the performance history of the Transparent Value Directional Allocation Fund (the “Directional Allocation Fund”), an existing series of the Trust, insofar as the investment program of the Portfolio is substantially the same as that of the Directional Allocation Fund, and further noted that the Directional Allocation Fund has produced an attractive performance record.

Cost of services to be provided and profits to be realized by the Adviser, Sub-Adviser and their affiliates under the Agreements, and comparative fees

The Board considered the estimated costs to the Adviser and Sub-Adviser of providing services to the Portfolio, and reviewed the investment advisory fees to be paid pursuant to the Agreements. In addition, the Board discussed the fee arrangement between the Adviser and Sub-Adviser. The Board also reviewed information provided in the Lipper Report regarding advisory fees of mutual funds in the Portfolio’s peer group and peer universe, and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally, taking into account the warning in recent judicial decisions regarding relying too heavily on fee comparisons. In addition, the Board noted that the Portfolio’s advisory fees reflected the Advisers’ costs of providing services under the Agreements. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate for the Portfolio was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale in the costs of providing services are generally realized when a mutual fund’s assets increase significantly. Because the Portfolio was newly formed and the aggregate amount of its assets in the future was uncertain, the Board noted that management was not able to provide specific information concerning the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels would reflect such economies of scale, if any. The Board determined that it would revisit this issue at an appropriate time in the future.

Ancillary benefits to be received by the Adviser or Sub-Adviser due to their relationship with the Portfolio

The Board considered whether any ancillary benefits would accrue to the Adviser and Sub-Adviser through their relationships with the Portfolio and concluded that the opportunities for such benefits to exist were limited and were currently a matter of conjecture since the Portfolio had not commenced operations.

Conclusion

After an evaluation of the factors described above, and based on its deliberations and analysis of the information provided, the Board determined that it had a reasonable basis to determine whether to approve each of the Agreements. Based on all of the foregoing, and such other matters the Trustees considered to be relevant in the exercise of their reasonable judgment, the Board, including all of the Independent Trustees, concluded that the proposed investment advisory fees payable under each of the Agreements are consistent with applicable standards and are reasonable and fair. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved each of the Agreements on behalf of the Portfolio. In the course of their deliberations, the Trustees considered the factors described above and other factors deemed pertinent, but the Trustees did not identify any particular piece of information or factor as dispositive.

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transparent value

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

2

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	September 5, 2014

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	September 5, 2014

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